UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alaska - 0.4% (0.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
$1,125	5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	$1,205,977
1,275	5.250%, 12/01/41 - FGIC Insured	12/14 at 100.00	AAA	1,356,179

	Arizona - 0.5% (0.3% of Total Investments)
3,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2001, 5.250%, 7/01/20	7/11 at 100.00	AAA	3,297,900
	(Pre-refunded to 7/01/11)
250	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage Revenue	5/07 at 105.85	AAA	251,155
	Bonds, Series 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)

	Arkansas - 1.8% (1.2% of Total Investments)
5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical Center,	2/10 at 100.00	BBB***	5,728,550
	Series 2000, 7.000%, 2/01/15 (Pre-refunded to 2/01/10)
3,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series 2003,	8/08 at 100.00	Aaa	3,617,599
	5.000%, 2/01/27 - AMBAC Insured
2,865	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	3,223,412
	12/01/20 (Pre-refunded to 12/01/12) - FGIC Insured

	California - 5.4% (3.5% of Total Investments)
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	424,305
	Bonds, Series 2004B, 0.000%, 8/01/29 - MBIA Insured
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University,	No Opt. Call	Aaa	249,953
	Series 2001A, 0.000%, 10/01/39 - MBIA Insured
3,225	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	3,268,537
	System/West, Series 2003A, 5.000%, 3/01/33
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	A2	1,111,230
	5/01/17
10,445	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Water System	No Opt. Call	AAA	3,313,781
	Improvement Project, Series 1999, 0.000%, 8/01/29 - AMBAC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,446,350
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded to 6/01/13) - AMBAC Insured
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,295,910
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 (WI, settling 8/04/05) - FSA Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series	10/05 at 100.00	AA-***	491,641
	1993, 4.750%, 10/15/20
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994,	8/05 at 101.00	AA-***	1,006,870
	5.375%, 2/15/34
	Orange County, California, Recovery Certificates of Participation, Series 1996A:
13,100	5.875%, 7/01/19 - MBIA Insured	7/06 at 102.00	AAA	13,711,246
690	6.000%, 7/01/26 - MBIA Insured	7/06 at 102.00	AAA	721,775
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds,	No Opt. Call	AAA	314,300
	Series 2005B, 0.000%, 8/01/29 - FSA Insured

5,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/14 at 102.00	AAA	5,059,700
	Refunding Bonds, Series 1997A, 0.000%, 1/15/17 - MBIA Insured

5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation	9/15 at 100.00	AAA	1,519,700
	Bonds, Series 2005A, 0.000%, 9/01/28 - MBIA Insured

	Colorado - 5.0% (3.3% of Total Investments)

3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,	12/09 at 100.00	AAA	3,268,110
	Series 1999, 5.750%, 12/01/24 - AMBAC Insured

6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aaa	6,980,372
	5.500%, 12/01/22 - AMBAC Insured

11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%,	11/10 at 100.00	AAA	12,666,532
	11/15/18 (Alternative Minimum Tax)- AMBAC Insured

20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	5,239,600
	(Pre-refunded to 9/01/10) - MBIA Insured

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,500	0.000%, 9/01/27 - MBIA Insured	9/20 at 67.94	AAA	1,113,420
13,300	0.000%, 9/01/31 - MBIA Insured	9/20 at 53.77	AAA	3,309,838
6,250	0.000%, 9/01/32 - MBIA Insured	9/20 at 50.83	AAA	1,467,938
8,000	0.000%, 3/01/36 - MBIA Insured	No Opt. Call	AAA	1,537,360

	District of Columbia - 0.2% (0.2% of Total Investments)

1,695	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 100.00	AAA	1,703,560
	Bonds, Series 1998, 4.750%, 10/01/28 - AMBAC Insured

	Georgia - 5.9% (3.9% of Total Investments)

15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	16,600,200
	(Pre-refunded to 1/01/10) - FGIC Insured

14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AAA	15,795,386
	Project, Series 1999, 5.500%, 11/01/18 - AMBAC Insured

8,000	Georgia, General Obligation Bonds, Series 1995C, 7.250%, 7/01/08	No Opt. Call	AAA	8,925,680

	Illinois - 10.9% (7.1% of Total Investments)

5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 - MBIA Insured	1/09 at 101.00	AAA	5,408,445

2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 - AMBAC	No Opt. Call	AAA	2,565,075
	Insured

4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 - AMBAC Insured	7/13 at 100.00	AAA	4,168,440

5,210	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	1/06 at 100.00	A-	5,301,175
	River Oaks West Development, Series 1992A, 6.875%, 1/01/20

38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 - MBIA	4/10 at 100.00	AAA	41,636,896
	Insured

	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 - FSA Insured	1/15 at 70.63	Aaa	4,561,966
6,780	0.000%, 1/01/24 - FSA Insured	1/15 at 63.44	Aaa	2,698,576

1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,652,464
	Series 2002A, 9.000%, 2/01/13 - FGIC Insured

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
3,250	0.000%, 6/15/25 - MBIA Insured	6/22 at 101.00	AAA	1,981,688
2,270	5.000%, 12/15/28 - MBIA Insured	6/12 at 101.00	AAA	2,372,808
1,830	0.000%, 6/15/37 - MBIA Insured	No Opt. Call	AAA	399,068
11,000	0.000%, 12/15/38 - MBIA Insured	No Opt. Call	AAA	2,229,260
3,650	0.000%, 6/15/39 - MBIA Insured	No Opt. Call	AAA	721,021

	Indiana - 1.3% (0.8% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001, 5.500%,	2/11 at 100.00	AAA	5,102,714
	2/01/26 - MBIA Insured
13,949	Indianapolis, Indiana, Special Facility Revenue Bonds, United Airlines Inc., Indianapolis	11/05 at 102.00	N/R	1,778,412
	Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax) #
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa2	2,097,680
	Company, Series 1991, 5.750%, 8/01/21

	Iowa - 0.6% (0.4% of Total Investments)
4,215	Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, IPSCO Project, Series 1997, 6.000%,	No Opt. Call	N/R	4,332,978
	6/01/27 (Alternative Minimum Tax)(Mandatory put 6/01/07)

	Kentucky - 1.6% (1.1% of Total Investments)
	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 - FSA Insured	1/10 at 101.00	AAA	3,292,163
7,490	5.250%, 7/01/20 - FSA Insured	1/10 at 101.00	AAA	8,035,721

	Louisiana - 1.6% (1.0% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue	12/12 at 100.00	AAA	7,717,013
	Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%, 12/01/32 - MBIA
	Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	3,545,472
	5.250%, 7/01/33 - MBIA Insured

	Maryland - 1.6% (1.0% of Total Investments)
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
3,710	5.000%, 11/01/18	11/12 at 101.00	AA	4,031,063
3,890	5.000%, 11/01/19	11/12 at 101.00	AA	4,218,627
2,500	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	2,875,825
	2/01/16

	Massachusetts - 3.3% (2.2% of Total Investments)
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
4,150	5.250%, 7/01/30 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	4,521,674
1,100	5.250%, 7/01/30	7/10 at 100.00	AAA	1,177,583
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AAA	11,163,600
	(Pre-refunded to 8/01/10) - FGIC Insured
6,195	University of Massachusetts Building Authority, Facilities Revenue Bonds, Senior Series 2000A,	11/10 at 100.00	AAA	6,742,948
	5.125%, 11/01/25 (Pre-refunded to 11/01/10) - MBIA Insured

	Michigan - 0.3% (0.2% of Total Investments)
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AAA	2,271,997
	Series 2000, 5.375%, 8/01/17 - AMBAC Insured

	Minnesota - 8.0% (5.3% of Total Investments)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,770,094
3,055	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2, 6.050%,	1/11 at 101.00	AA+	3,169,104
	7/01/31 (Alternative Minimum Tax)
	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview
	Hospital and Healthcare Services, Series 2000A:
29,070	6.375%, 11/15/29 (Pre-refunded to 11/15/10)	11/10 at 101.00	A***	33,484,861
930	6.375%, 11/15/29	11/10 at 101.00	A	1,017,969
3,310	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic	11/15 at 103.00	AAA	4,152,130
	Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

	Mississippi - 1.1% (0.7% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy	10/05 at 100.00	BBB-	5,988,559
	Resources Inc. Project, Series 1998, 5.875%, 4/01/22
1,415	Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage	7/07 at 105.00	Aaa	1,497,311
	Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

	Missouri - 0.4% (0.2% of Total Investments)
7,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1,	No Opt. Call	AAA	2,553,040
	0.000%, 4/15/27 - AMBAC Insured

	Nevada - 5.3% (3.5% of Total Investments)
9,555	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	6/11 at 100.00	AAA	10,326,757
	2001, 5.300%, 6/01/20 - FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
8,500	0.000%, 1/01/26 - AMBAC Insured	No Opt. Call	AAA	3,205,265
5,315	0.000%, 1/01/27 - AMBAC Insured	No Opt. Call	AAA	1,903,195
21,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	22,263,780

	New Jersey - 3.8% (2.5% of Total Investments)
400	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/05 at 100.00	Baa3	402,100
	Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B, 5.750%,	6/10 at 100.00	AAA	20,050,020
	6/15/17 (Pre-refunded to 6/15/10)
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B, 0.000%,	1/17 at 100.00	AAA	3,247,750
	1/01/35 - AMBAC Insured
3,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	3,422,093
	2002, 6.125%, 6/01/42

	New Mexico - 1.8% (1.2% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA-	6,348,578
	Services, Series 2001A, 5.500%, 8/01/21
5,675	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	6,418,652

	New York - 20.7% (13.6% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,310,300
	5.250%, 12/01/26 - MBIA Insured
6,750	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	7,169,850
	Series 1999A, 6.400%, 7/15/33
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	A+	1,052,140
10,500	5.750%, 8/01/18	8/12 at 100.00	A+	11,690,910
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A+	5,567,100
	New York City, New York, General Obligation Bonds, Fiscal Series 1997H:
1,510	6.125%, 8/01/25 (Pre-refunded to 8/01/07)	8/07 at 101.00	A+***	1,620,864
8,490	6.125%, 8/01/25	8/07 at 101.00	A+	9,050,934
19,715	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 5.875%, 3/15/18	3/06 at 101.50	A+***	20,401,279
	(Pre-refunded to 3/15/06)
17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/09 at 101.00	AAA	19,815,328
	2000A, 5.750%, 8/15/24 (Pre-refunded to 8/15/09)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1997A:
19,290	5.750%, 2/15/27 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	20,507,585
465	5.750%, 2/15/27 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	494,351
245	5.750%, 2/15/28	2/07 at 102.00	AA-	258,906
4,500	New York State Energy Research and Development Authority, Gas Facilities Revenue Bonds, Brooklyn	1/06 at 101.00	AAA	4,554,315
	Union Gas Company, Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) - MBIA Insured
4,785	New York State Medical Care Facilities Finance Agency, Secured Mortgage Revenue Bonds, Brookdale	11/05 at 102.00	Aa1	4,924,913
	Family Care Centers Inc., Series 1995A, 6.375%, 11/15/19
7,805	New York State Power Authority, General Revenue Bonds, Series 2002A, 5.000%, 11/15/21	11/12 at 100.00	Aa2	8,327,233
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 102.00	AAA	10,742,500
	LLC, Sixth Series 1997, 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	5,895,504
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	BBB	8,502,320

	North Carolina - 1.2% (0.8% of Total Investments)
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	8,166,975
	1/01/19 - MBIA Insured

	North Dakota - 4.3% (2.8% of Total Investments)
22,905	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A, 5.625%,	6/10 at 101.00	AAA	25,032,645
	6/01/31 - FSA Insured
	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded to 8/01/10) - MBIA Insured	8/10 at 100.00	AAA	2,479,648
2,450	5.750%, 8/01/19 (Pre-refunded to 8/01/10) - MBIA Insured	8/10 at 100.00	AAA	2,729,888

	Ohio - 2.6% (1.7% of Total Investments)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999,	No Opt. Call	A2	18,186,391
	6.300%, 4/01/12

	Oklahoma - 0.0% (0.0% of Total Investments)
300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	292,296
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Oregon - 2.4% (1.6% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 - MBIA Insured	1/13 at 100.00	AAA	5,451,400
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18	8/10 at 100.00	Aa1	7,367,148
3,880	5.500%, 8/01/20	8/10 at 100.00	Aa1	4,211,236

	Pennsylvania - 6.1% (4.0% of Total Investments)
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	1/08 at 102.00	BB+	5,209,800
	Bonds, Series 1997A, 6.200%, 7/01/19
15,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Refunding Bonds, Series 1998B,	No Opt. Call	AAA	15,777,150
	5.250%, 1/01/08 - AMBAC Insured
15,050	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	16,373,497
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series 2000,	12/10 at 100.00	AAA	5,630,800
	5.875%, 12/15/30 (Pre-refunded to 12/15/10) - MBIA Insured

	Puerto Rico - 2.9% (1.9% of Total Investments)
7,700	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	7,960,260
	2002, 5.375%, 5/15/33

12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%,	No Opt. Call	AA***	12,625,000
	12/01/23

	South Carolina - 6.5% (4.3% of Total Investments)

24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	26,923,056
	5.500%, 12/01/22

21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%,	No Opt. Call	AAA	6,644,639
	1/01/30 - AMBAC Insured

1,405	Three Rivers Solid Waste Authority, South Carolina, Solid Waste Disposal Facilities Revenue Bonds,	1/07 at 102.00	AAA	1,473,831
	Series 1997, 5.300%, 1/01/27 - MBIA Insured

10,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	10,755,900
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 0.7% (0.5% of Total Investments)

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	7/13 at 100.00	AA	5,161,500
	East Tennessee Children's Hospital, Series 2003A, 5.000%, 7/01/23 - RAAI Insured

	Texas - 24.3% (16.2% of Total Investments)

5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/05 at 100.00	CCC	4,495,500
	1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

12,250	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999, 5.800%,	11/09 at 100.00	AAA	13,348,335
	11/15/29 - AMBAC Insured

11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	Baa2	12,034,071
	Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11) (a)

	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds, Series
	1999:
5,015	5.625%, 8/15/25	8/09 at 100.00	AAA	5,393,984
8,825	5.625%, 8/15/29	8/09 at 100.00	AAA	9,491,905

1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AAA	270,030
	2002, 0.000%, 8/15/32 - FGIC Insured

10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	10,322,000
	Series 2005, 5.000%, 1/01/45 - FGIC Insured

	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	18,285,939
585	5.400%, 2/15/18	2/10 at 100.00	AAA	630,934
9,660	5.650%, 2/15/19 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	10,653,434
340	5.650%, 2/15/19	2/10 at 100.00	AAA	370,236
6,645	5.700%, 2/15/20 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	7,342,326
235	5.700%, 2/15/20	2/10 at 100.00	AAA	255,473
7,750	5.700%, 2/15/21 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	8,563,285
270	5.700%, 2/15/21	2/10 at 100.00	AAA	293,522

6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	Caa2	4,633,380
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

11,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/07 at 100.00	CCC	11,328,763
	Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/07)

21,500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	23,186,245
	Insured

1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,325,775
	5.000%, 12/01/20 - FSA Insured

9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AAA	2,197,063
	Bonds, Series 2005, 0.000%, 8/15/32 - FGIC Insured
15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	16,486,800
	1999, 5.800%, 8/15/29 (Pre-refunded to 8/15/09)
4,150	Texas General Services Commission, Certificates of Participation, Series 1992, 7.500%, 9/01/22	9/05 at 100.00	A	4,214,117
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,091,450
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds, Series	8/11 at 100.00	AAA	4,198,990
	2001, 5.000%, 8/01/21 - AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23 (WI, settling 8/10/05)	8/15 at 67.10	AAA	1,225,770
2,000	0.000%, 8/15/24 (WI, settling 8/10/05)	8/15 at 63.56	AAA	767,980

	Washington - 18.2% (12.0% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,809,980
	Series 2000, 5.125%, 1/01/20 - FSA Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater Treatment	No Opt. Call	AAA	3,147,643
	Facilities, Series 2002, 5.500%, 11/01/16 - FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2001A,	7/11 at 101.00	AAA	11,026,800
	5.500%, 7/01/17 - FSA Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 - FGIC Insured	1/12 at 100.00	AAA	2,631,025
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 - MBIA Insured	8/10 at 100.00	AAA	36,474,964
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 (Alternative Minimum	8/10 at 100.00	AAA	7,482,231
	Tax) - MBIA Insured
	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002:
6,165	4.400%, 12/01/19	12/12 at 100.00	AAA	6,247,734
6,445	4.500%, 12/01/20	12/12 at 100.00	AAA	6,555,532
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AAA	2,595,720
	0.000%, 6/01/24 - MBIA Insured
	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A:
6,630	5.750%, 1/01/17 - FSA Insured	1/11 at 101.00	AAA	7,372,228
3,500	5.750%, 1/01/18 - FSA Insured	1/11 at 101.00	AAA	3,888,185
12,265	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	13,583,242
	Series 2002, 6.500%, 6/01/26
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 - FSA	1/12 at 100.00	AAA	9,527,490
	Insured
7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran University,	11/09 at 101.00	AA	8,648,387
	Series 1999, 5.950%, 11/01/29 - RAAI Insured
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children's Hospital and Regional	10/11 at 100.00	Aaa	3,667,629
	Medical Center, Series 2001, 5.000%, 10/01/21 - AMBAC Insured

	Wisconsin - 0.8% (0.5% of Total Investments)
4,220	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	4,545,953
	Series 2002, 6.125%, 6/01/27
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program for	3/08 at 101.00	N/R	1,181,588
	the Aging Inc., Series 1998, 5.700%, 3/01/28

	Wyoming - 0.4% (0.3% of Total Investments)
2,800	Jackson National Rural Utilities Cooperative Financing Corporation, Wyoming, Guaranteed Gas Supply	5/07 at 101.00	A	2,897,302
	Revenue Bonds, Lower Valley Power and Light Inc., Series 1997B, 5.875%, 5/01/26 (Alternative
	Minimum Tax)

$1,135,924	Total Long-Term Investments (cost $998,553,063) - 151.9%			1,073,078,008

	Other Assets Less Liabilities - 1.9%			$13,133,976

	Preferred Shares, at Liquidation Value - (53.8)%			(380,000,000

	Net Assets Applicable to Common Shares - 100%			$706,211,984

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $998,227,461.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$88,372,867
Depreciation	(13,522,320)

Net unrealized appreciation of investments	$74,850,547

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.